Shareholder Report, Average Annual Return (Details) - Without Sales Load [Member]	12 Months Ended	36 Months Ended	42 Months Ended	60 Months Ended	72 Months Ended	85 Months Ended	97 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000228389
Average Annual Return [Line Items]
Average Annual Return, Percent	9.81%		(16.53%)
C000228388
Average Annual Return [Line Items]
Average Annual Return, Percent	9.76%		(16.58%)
C000130829
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.14%)			0.27%				4.22%
C000130830
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.07%)			0.34%				4.27%
C000186039
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.17%)			0.27%				4.22%
C000186038
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.24%)			0.18%				4.13%
C000078427
Average Annual Return [Line Items]
Average Annual Return, Percent	0.77%			0.31%				4.20%
C000078428
Average Annual Return [Line Items]
Average Annual Return, Percent	0.84%			0.38%				4.24%
C000186033
Average Annual Return [Line Items]
Average Annual Return, Percent	0.75%			0.32%				4.21%
C000186032
Average Annual Return [Line Items]
Average Annual Return, Percent	0.72%			0.23%				4.10%
C000018471
Average Annual Return [Line Items]
Average Annual Return, Percent	5.97%			0.97%				5.15%
C000157005
Average Annual Return [Line Items]
Average Annual Return, Percent	6.04%			1.04%				5.21%
C000157006
Average Annual Return [Line Items]
Average Annual Return, Percent	6.07%			1.07%				5.25%
C000018472
Average Annual Return [Line Items]
Average Annual Return, Percent	6.12%			1.12%				5.30%
C000186027
Average Annual Return [Line Items]
Average Annual Return, Percent	6.00%			0.97%				5.14%
C000186026
Average Annual Return [Line Items]
Average Annual Return, Percent	5.89%			0.87%				5.05%
C000233007
Average Annual Return [Line Items]
Average Annual Return, Percent	6.07%	(0.45%)
C000233008
Average Annual Return [Line Items]
Average Annual Return, Percent	6.07%	(0.45%)
C000078432
Average Annual Return [Line Items]
Average Annual Return, Percent	10.92%			6.66%				9.07%
C000078430
Average Annual Return [Line Items]
Average Annual Return, Percent	11.03%			6.77%				9.17%
C000186034
Average Annual Return [Line Items]
Average Annual Return, Percent	10.87%			6.66%				9.07%
C000186035
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%			6.56%				8.98%
C000233009
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.70%)	(16.90%)
C000233010
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.54%)	(16.90%)
C000034445
Average Annual Return [Line Items]
Average Annual Return, Percent	5.05%			2.25%				5.56%
C000034446
Average Annual Return [Line Items]
Average Annual Return, Percent	5.12%			2.33%				5.63%
C000078438
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%			2.36%				5.64%
C000116266
Average Annual Return [Line Items]
Average Annual Return, Percent	5.20%			2.41%				5.71%
C000186029
Average Annual Return [Line Items]
Average Annual Return, Percent	5.02%			2.25%				5.56%
C000186028
Average Annual Return [Line Items]
Average Annual Return, Percent	4.93%			2.16%				5.49%
C000193787
Average Annual Return [Line Items]
Average Annual Return, Percent	18.55%			10.35%		10.97%
C000193786
Average Annual Return [Line Items]
Average Annual Return, Percent	18.34%			10.24%		10.83%
C000034448
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%			3.60%				6.88%
C000034449
Average Annual Return [Line Items]
Average Annual Return, Percent	7.94%			3.68%				6.95%
C000078439
Average Annual Return [Line Items]
Average Annual Return, Percent	7.97%			3.71%				6.97%
C000116267
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%			3.76%				7.04%
C000186031
Average Annual Return [Line Items]
Average Annual Return, Percent	7.84%			3.60%				6.88%
C000186030
Average Annual Return [Line Items]
Average Annual Return, Percent	7.80%			3.52%				6.79%
C000206904
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.12%)			1.12%	4.86%
C000206905
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.17%)			1.05%	4.80%
C000144091
Average Annual Return [Line Items]
Average Annual Return, Percent	25.01%			13.77%				15.53%
C000186041
Average Annual Return [Line Items]
Average Annual Return, Percent	24.97%			13.76%				15.53%
C000186040
Average Annual Return [Line Items]
Average Annual Return, Percent	24.92%			13.67%				15.43%
C000186037
Average Annual Return [Line Items]
Average Annual Return, Percent	30.59%			12.86%			16.66%
C000186036
Average Annual Return [Line Items]
Average Annual Return, Percent	30.44%			12.76%			16.58%
C000118798
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%			1.32%				4.71%
C000118799
Average Annual Return [Line Items]
Average Annual Return, Percent	2.96%			1.39%				4.79%